INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax expense	$ 237	$ 250	$ 318
Origination and reversal of temporary differences	(37)	29	53
Changes in tax rates or the imposition of new taxes	41	(20)	(11)
Previously unrecognized deferred taxes	50	19	4
Net income before income tax	1,195	928	1,170
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	431	304	275
Change in substantively enacted tax rates	41	(20)	(11)
International operations subject to different tax rates	(21)	(6)	(17)
Taxable income attributable to non-controlling interests	(91)	(62)	(35)
Portion of gains subject to different tax rates	(117)	34	141
Deferred tax assets not recognized	50	19	4
Permanent differences and other	(2)	9	7
Total income tax expense	$ 291	$ 278	$ 364